Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of the stock option awards granted					$ 2.36	$ 0.81
Unrecognized compensation costs	$ 2,200	$ 2,200			$ 5,000	$ 700
Remaining weighted-average period		1 year 9 months 18 days
Stock compensation expense		$ 6,349	$ 255		$ 437	$ 313
Common stock shares reserved for future issuance	32,864,376	32,864,376			6,325,031
Common stock, shares issued	47,460,941	47,460,941			27,079,856	26,807,365
Restricted stock units, vested					0
Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares authorized for issuance under share-based payment arrangement.				1,400,000
Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		62.50%
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		2 years			3 years
Weighted average grant-date fair value of the stock option awards granted					$ 4.51
Unrecognized compensation costs					$ 0
Stock compensation expense	$ 4,200	$ 4,200
Restricted stock units, vested					0	0
Restricted Stock Units | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					62.50%
Restricted Stock Units | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining vesting percentage		37.50%			37.50%
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of the stock option awards granted		$ 3.98	$ 1.27
Remaining weighted-average period		2 years 1 month 6 days
Stock compensation expense		$ 2,200
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (decrease) in percentage of number of shares reserved for future issuance		5.00%
Common stock shares reserved for future issuance	7,822,700	7,822,700
2023 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance	1,422,309	1,422,309
Percentage of price lower of fair value market value		85.00%
Percentage of employees compensation to payroll deductions		15.00%
Percentage of diluted shares outstanding		1.00%
Common stock, shares issued	0	0
2023 ESPP | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued	1,600,000	1,600,000
2010 Plan, 2020 Plan, and 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan	4,778,782	4,778,782
Vesting period		4 years
Expiration period		10 years
2010 Plan and 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan					5,717,064
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs	$ 3,600	$ 3,600
2020 Plan | Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, vested		906,551
2010 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan					5,717,064	2,822,057
Vesting period					4 years
Expiration period					10 years
Number of shares available for grant					0	827,192